60 STATE STREET BOSTON, MA 02109 +1 617 526 6000 +1 617 526 5000 fax wilmerhale.com

April 29, 2005

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:	Open Solutions Inc.
Registration Statement on Form S-3

Ladies and Gentlemen:

     Submitted herewith for filing on behalf of Open Solutions (the “Company”) is a Registration Statement on Form S-3 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of $270,000,000 aggregate principal amount of senior subordinated convertible notes due 2035 and the underlying shares of the Company’s Common Stock.

     This filing is being effected by direct transmission to the Commission’s EDGAR System. In anticipation of this filing, the Company has caused the filing fee to be wire transferred to the Commission’s account at the Mellon Bank in Pittsburgh.

     Acceleration requests may be made orally, and the Company has authorized us to represent on its behalf that it is aware of its obligations under the Securities Act with respect thereto.

     Please contact the undersigned at 617-526-6630 with any questions or comments you may have regarding this filing.

     Very truly yours,

     /s/ Brian M. Gordon

     Brian M. Gordon

cc: Thomas N. Tartaro, Esq.